Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets at beginning of period	€ 31,464	€ 37,875	€ 31,668
Intangible assets at end of period	29,973	31,464	37,875
Gross carrying amount
Intangible assets
Intangible assets at beginning of period	71,125	72,552	60,177
Additions	1,871	3,018	3,165
Acquisition of a subsidiary	3,060		9,855
Disposals	(289)	(4,680)	(1,409)
Transfer between accounts	0	(16)	797
Currency translation	(173)	252	(33)
Intangible assets at end of period	75,593	71,125	72,552
Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(39,661)	(34,676)	(28,510)
Amortization charge for the year	(6,389)	(6,504)	(6,926)
Impairment loss of intangible assets	(46)	(2,915)	(702)
Disposals	289	4,636	1,408
Transfer between accounts	0
Currency translation	187	(202)	52
Intangible assets at end of period	(45,619)	(39,661)	(34,676)
Patents and licenses
Intangible assets
Intangible assets at beginning of period	1,786	2,086	2,105
Intangible assets at end of period	1,794	1,786	2,086
Patents and licenses | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	7,239	6,915	5,442
Additions	315	327	362
Acquisition of a subsidiary	122		1,241
Disposals	(11)	(132)	(267)
Transfer between accounts	102	129	137
Currency translation	1	0	(1)
Intangible assets at end of period	7,768	7,239	6,915
Patents and licenses | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(5,453)	(4,829)	(3,337)
Amortization charge for the year	(531)	(755)	(1,729)
Impairment loss of intangible assets			(29)
Disposals	11	132	267
Transfer between accounts	0
Currency translation	0	0	0
Intangible assets at end of period	(5,973)	(5,453)	(4,829)
Software
Intangible assets
Intangible assets at beginning of period	7,316	1,879	1,869
Intangible assets at end of period	4,999	7,316	1,879
Software | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	16,649	12,679	11,709
Additions	79	1,006	184
Disposals	(278)	(4,504)	(1,142)
Transfer between accounts	1,413	7,458	1,908
Currency translation	(33)	11	20
Intangible assets at end of period	17,830	16,649	12,679
Software | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(9,333)	(10,799)	(9,839)
Amortization charge for the year	(3,763)	(3,027)	(1,416)
Impairment loss of intangible assets	(46)		(672)
Disposals	278	4,504	1,142
Transfer between accounts	0
Currency translation	33	(10)	(15)
Intangible assets at end of period	(12,830)	(9,333)	(10,799)
Acquired customers, technology
Intangible assets
Intangible assets at beginning of period	21,887	27,474	22,628
Intangible assets at end of period	22,746	21,887	27,474
Acquired customers, technology | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	44,673	44,431	35,872
Acquisition of a subsidiary	2,938		8,613
Currency translation	(139)	241	(54)
Intangible assets at end of period	47,472	44,673	44,431
Acquired customers, technology | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(22,785)	(16,957)	(13,244)
Amortization charge for the year	(2,095)	(2,722)	(3,780)
Impairment loss of intangible assets		(2,915)
Currency translation	154	(191)	67
Intangible assets at end of period	(24,726)	(22,785)	(16,957)
Developed technology and software under construction
Intangible assets
Intangible assets at beginning of period	474	6,437	5,065
Intangible assets at end of period	433	474	6,437
Developed technology and software under construction | Gross carrying amount
Intangible assets
Intangible assets at beginning of period	2,564	8,527	7,155
Additions	1,477	1,685	2,619
Disposals		(45)
Transfer between accounts	(1,516)	(7,603)	(1,248)
Currency translation	(2)		1
Intangible assets at end of period	2,523	2,564	8,527
Developed technology and software under construction | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of period	(2,090)	(2,090)	(2,090)
Intangible assets at end of period	€ (2,090)	€ (2,090)	€ (2,090)